Income tax - Summary of Deferred Tax Assets Unrecognized (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	€ 630	€ 535
Intangible assets
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	74	72
Share-based compensation
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	122	198
Tax losses carried forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	316	201
Tax Credits Carried Forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	51	28
Unrealized Losses
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	7	1
Other
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	€ 60	€ 35